401(k) Plan (Details Narrative) - USD ($)		12 Months Ended
	May 15, 2012	Jul. 31, 2022	Jul. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Maximum annual contributions per employee, percent	100.00%
Employer matching contribution, percent of match		100.00%
Employer contributions		$ 176,000	$ 149,000
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Employers matching contribution, annual vesting percentage		3.00%